Assets Classified as Held for Sale, Liabilities Associated With Assets Held for Sale and Discontinued Operations - Schedule of Assets Held for Sale (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Assets and Liabilities of Disposal Groups Classified as Held for Sale [abstract]
Balance at the end of previous year	[1]	$ 39	$ 133
Reclassified to assets held for sale in the period		9,692	35
Disposals		(59)	(128)
Effect of movements in foreign exchange		341	(1)
Balance at the end of year		$ 10,013	$ 39	[1]

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.